United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant’s Telephone Number)

JoEllen L Legg, Esquire

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1 – September 30, 2010

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK SMALL COMPANY GROWTH FUND

Shares/Principal Amount		Value
COMMON STOCKS-90.8%
CONSUMER DISCRETIONARY-11.0%
	Apparel Retail-1.9%
50,000	Aeropostale, Inc.(1)	$1,162,500
2,000	Gymboree Corp.(1)	83,080

		1,245,580
	Auto Parts & Equipment-7.0%
40,000	BorgWarner, Inc.(1)	2,104,800
20,000	Gentex Corp.	390,200
45,000	Hawk Corp., Class A(1)	1,947,150

		4,442,150
	Movies & Entertainment-1.0%
40,000	Cinemark Holdings, Inc.	644,000

	Textiles-1.2%
175,000	Unifi, Inc.(1)	789,250

TOTAL CONSUMER DISCRETIONARY		7,120,980

CONSUMER STAPLES-0.9%
	Household Products-0.4%
7,000	WD-40 Co.	266,140

	Packaged Foods & Meats-0.5%
7,000	Diamond Foods, Inc.	286,930

TOTAL CONSUMER STAPLES		553,070

ENERGY-3.2%
	Oil & Gas Exploration & Production-2.5%
35,000	Cabot Oil & Gas Corp.	1,053,850
30,000	McMoRan Exploration Co.(1)	516,300

		1,570,150
	Oil & Gas Refining & Marketing-0.7%
35,000	Tesoro Corp.	467,600

TOTAL ENERGY		2,037,750

FINANCIALS-5.4%
	Asset Management & Custody Banks-1.6%
90,000	Fifth Street Finance Corp.	1,002,600

	Investment Banking & Brokerage-1.3%
5,000	Greenhill & Co., Inc.	396,600
10,000	Stifel Financial Corp.(1)	462,900

		859,500
	Regional Banks-1.5%
30,000	Wintrust Financial Corp.	972,300

	Thrifts and Mortgages-1.0%
55,000	First Niagara Financial Group, Inc.	640,750

Shares/Principal Amount		Value
TOTAL FINANCIALS		$3,475,150

HEALTH CARE-16.0%
	Biotechnology-1.8%
50,000	Cubist Pharmaceuticals, Inc.(1)	1,169,500

	Health Care Equipment-5.0%
25,000	Conmed Corp.(1)	560,250
60,000	Mindray Medical International, Ltd., ADR	1,774,200
25,000	SonoSite, Inc.(1)	837,750

		3,172,200
	Health Care Facilities-1.8%
60,000	Healthsouth Corp.(1)	1,152,000

	Health Care Services-1.0%
150,000	Continucare Corp.(1)	630,000

	Health Care Supplies-4.6%
8,000	Atrion Corp.	1,260,080
50,000	Neogen Corp.(1)	1,692,500

		2,952,580
	Life Sciences Tools & Services-1.8%
65,000	QIAGEN, N.V.(1)	1,153,100

TOTAL HEALTH CARE		10,229,380

INDUSTRIALS-18.6%
	Aerospace & Defense-6.1%
15,000	Esterline Technologies Corp.(1)	858,450
12,500	HEICO Corp.	570,500
70,000	Moog, Inc., Class A(1)	2,485,700

		3,914,650
	Construction & Farm Machinery & Heavy Trucks-1.0%
40,000	Greenbrier Cos., Inc.(1)	623,600

	Electrical Components & Equipment-5.9%
75,000	Harbin Electric, Inc.(1)	1,341,750
75,000	Woodward Governor Co.	2,431,500

		3,773,250
	Environmental & Facilities Services-2.5%
40,000	Waste Connections, Inc.(1)	1,586,400

	Home Entertainment Software-1.2%
80,000	SRS Labs, Inc.(1)	747,200

	Industrial Conglomerates-0.9%
15,000	Raven Industries, Inc.	568,350

	Road & Rail-1.0%
30,000	Heartland Express, Inc.	446,100
10,000	Knight Transportation, Inc.	193,300

		639,400

TOTAL INDUSTRIALS		11,852,850

Shares/Principal Amount		Value

INFORMATION TECHNOLOGY-23.9%
	Application Software-0.6%
15,000	Digimarc Corp.(1)	$351,900

	Communications Equipment-2.0%
20,000	Blue Coat Systems, Inc.(1)	481,200
40,000	Ciena Corp.(1)	622,800
10,000	Finisar Corp.(1)	187,900

		1,291,900
	Computer Storage & Peripherals-1.0%
30,000	Isilon Systems, Inc.(1)	668,400

	Electronic Equipment & Instruments-1.3%
30,000	Cognex Corp.	804,600

	Electronic Manufacturing Services-2.3%
20,000	Benchmark Electronics, Inc.(1)	328,000
45,000	DDi Corp.	415,800
125,000	Flextronics International, Ltd.(1)	755,000

		1,498,800
	IT Consulting & Other Services-1.3%
30,000	Amdocs, Ltd.(1)	859,800

	Semiconductors-10.7%
60,000	Altera Corp.	1,809,600
110,000	Micrel, Inc.	1,084,600
160,000	MIPS Technologies, Inc.(1)	1,556,800
115,000	NVIDIA Corp.(1)	1,343,200
45,000	Rubicon Technology, Inc.(1)	1,021,050

		6,815,250
	Semiconductors Equipment-2.7%
30,000	Ultratech, Inc.(1)	513,000
35,000	Veeco Instruments, Inc.(1)	1,220,450

		1,733,450
	Systems Software-2.0%
30,000	MICROS Systems, Inc.(1)	1,269,900

TOTAL INFORMATION TECHNOLOGY		15,294,000

MATERIALS-8.3%
	Commodity Chemicals-2.3%
100,000	Calgon Carbon Corp.(1)	1,450,000

	Paper Packaging-3.2%
65,000	Bemis Co., Inc.	2,063,750

	Steel-2.8%
125,000	Steel Dynamics, Inc.	1,763,750

TOTAL MATERIALS		5,277,500

Shares/Principal Amount		Value
TELECOMMUNICATION SERVICES-2.2%
	Diversified Telecommunication Services-0.4%
30,000	Iridium Communications, Inc.(1)	$256,200

	Wireless Telecommunication Services-1.8%
50,000	Syniverse Holdings, Inc.(1)	1,133,500

TOTAL TELECOMMUNICATION SERVICES		1,389,700

UTILITIES-1.2%
	Electric Utilities-1.0%
10,000	ITC Holdings Corp.	622,500

	Independent Power Producers & Energy Traders-0.2%
10,000	Calpine Corp.(1)	124,500

TOTAL UTILITIES		747,000

TOTAL COMMON STOCKS (identified cost $49,407,058)		57,977,380

SHORT TERM INVESTMENTS-5.4%
	Mutual Funds-3.9%
2,471,162	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.215% (at net asset value)	2,471,162

	Federal National Mortgage Association-1.5%
$1,000,000	Federal National Mortgage Association Discount Notes, 0.170%, 12/29/2010	999,679

TOTAL SHORT TERM INVESTMENTS

(identified cost $3,470,742)		3,470,841

TOTAL INVESTMENTS-96.2% (identified cost $52,877,800)		61,448,221
OTHER ASSETS AND LIABILITIES-NET(2)-3.8%		2,404,265

NET ASSETS-100.0%		$63,852,486

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2010.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap is the Dutch term for a public

limited liability corporation.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

Shares/Principal Amount		Value
COMMON STOCKS-86.9%
CONSUMER DISCRETIONARY-8.6%
	Auto Parts & Equipment-2.7%
130,000	BorgWarner, Inc.(1)	$6,840,600

	Automobile Manufacturers-1.6%
325,000	Ford Motor Co.(1)	3,978,000

	Department Stores-1.1%
100,000	J.C. Penney Co., Inc.	2,718,000

	Home Improvement Retail-1.5%
165,000	Lowe’s Cos., Inc.	3,677,850

	Hotels, Resorts & Cruise Lines-0.8%
50,000	Carnival Corp.	1,910,500

	Restaurants-0.9%
30,000	McDonald’s Corp.	2,235,300

TOTAL CONSUMER DISCRETIONARY		21,360,250

CONSUMER STAPLES-6.7%
	Agricultural Products-1.0%
75,000	Archer-Daniels-Midland Co.	2,394,000

	Household Products-1.0%
40,000	Church & Dwight Co., Inc.	2,597,600

	Hypermarkets & Super Centers-1.0%
40,000	Costco Wholesale Corp.	2,579,600

	Packaged Foods & Meats-1.1%
50,000	H.J. Heinz Co.	2,368,500
25,000	Tyson Foods, Inc., Class A	400,500

		2,769,000
	Soft Drinks-2.6%
110,000	The Coca-Cola Co.	6,437,200

TOTAL CONSUMER STAPLES		16,777,400

ENERGY-6.5%
	Integrated Oil & Gas-3.6%
30,000	Chevron Corp.	2,431,500
20,000	Exxon Mobil Corp.	1,235,800
85,000	Murphy Oil Corp.	5,263,200

		8,930,500
	Oil & Gas Drilling-0.3%
35,000	Nabors Industries, Ltd.(1)	632,100

	Oil & Gas Equipment & Services-1.2%
170,000	Weatherford International, Ltd.(1)	2,907,000

Shares/Principal Amount		Value

	Oil & Gas Exploration & Production-0.9%
40,000	Newfield Exploration Co.(1)	$2,297,600

	Oil & Gas Refining & Marketing-0.5%
75,000	Valero Energy Corp.	1,313,250

TOTAL ENERGY		16,080,450

FINANCIALS-10.8%
	Asset Management & Custody Banks-1.7%
40,000	Franklin Resources, Inc.	4,276,000

	Diversified Banks-5.6%
165,000	JP Morgan Chase & Co.	6,281,550
45,000	The Toronto-Dominion Bank	3,251,700
175,000	Wells Fargo & Co.	4,397,750

		13,931,000
	Industrial REITS-0.5%
50,000	AMB Property Corp.	1,323,500

	Life & Health Insurance-2.2%
140,000	MetLife, Inc.	5,383,000

	Other Diversified Financial Services-0.8%
500,000	Citigroup, Inc.(1)	1,950,000

TOTAL FINANCIALS		26,863,500

HEALTH CARE-8.2%
	Biotechnology-1.1%
50,000	Amgen, Inc.(1)	2,755,500

	Health Care Distributors-0.4%
15,000	McKesson Corp.	926,700

	Health Care Equipment-1.2%
100,000	Mindray Medical International, Ltd., ADR	2,957,000

	Life Sciences Tools & Services-1.6%
130,000	QIAGEN, N.V.(1)	2,306,200
35,000	Thermo Fisher Scientific, Inc.(1)	1,675,800

		3,982,000
	Pharmaceuticals-3.9%
125,000	Bristol-Myers Squibb Co.	3,388,750
120,000	Teva Pharmaceutical Industries, Ltd., ADR	6,330,000

		9,718,750

TOTAL HEALTH CARE		20,339,950

Shares/Principal Amount		Value
INDUSTRIALS-18.3%
	Aerospace & Defense-5.2%
60,000	The Boeing Co.	$3,992,400
60,000	Honeywell International, Inc.	2,636,400
140,000	MOOG, Inc., Class A(1)	4,971,400
10,000	Precision Castparts Corp.	1,273,500

		12,873,700
	Construction & Farm Machinery-3.4%
120,000	Deere & Co.	8,373,600

	Electrical Components & Equipment-5.0%
50,000	Cooper Industries, Ltd.	2,446,500
100,000	Emerson Electric Co.	5,266,000
145,000	Woodward Governor Co.	4,700,900

		12,413,400
	Environmental & Facilities Services-0.9%
55,000	Waste Connections, Inc.(1)	2,181,300

	Industrial Conglomerates-0.6%
100,000	General Electric Co.	1,625,000

	Industrial Machinery-2.6%
80,000	Eaton Corp.	6,599,200

	Machinery-0.6%
20,000	Parker Hannifin Corp.	1,401,200

TOTAL INDUSTRIALS		45,467,400

INFORMATION TECHNOLOGY-22.6%
	Communications Equipment-0.9%
100,000	Cisco Systems, Inc.(1)	2,190,000

	Computer Hardware-6.9%
25,000	Apple, Inc.(1)	7,093,750
75,000	International Business Machines Corp.	10,060,500

		17,154,250
	Electronic Manufacturing Services-0.8%
325,000	Flextronics International, Ltd.(1)	1,963,000

	Internet Software & Services-3.1%
150,000	eBay, Inc.(1)	3,660,000
8,000	Google, Inc., Class A(1)	4,206,320

		7,866,320
	IT Consulting & Other Services-1.7%
100,000	Accenture, Ltd., Class A	4,249,000

	Semiconductors-6.2%
40,000	Cree, Inc.(1)	2,171,600
215,000	Intel Corp.	4,134,450
250,000	NVIDIA Corp.(1)	2,920,000
225,000	Texas Instruments, Inc.	6,106,500

		15,332,550

Shares/Principal Amount		Value
	Systems Software-3.0%
275,000	Oracle Corp.	$7,383,750

TOTAL INFORMATION TECHNOLOGY		56,138,870

MATERIALS-5.2%
	Commodity Chemicals-0.5%
75,000	Calgon Carbon Corp.(1)	1,087,500

	Diversified Chemicals-3.5%
130,000	EI du Pont de Nemours & Co.	5,800,600
40,000	PPG Industries, Inc.	2,912,000

		8,712,600
	Steel-1.2%
80,000	Nucor Corp.	3,056,000

TOTAL MATERIALS		12,856,100

TOTAL COMMON STOCKS (identified cost $193,496,648)		215,883,920

CLOSED-END FUNDS-1.4%
220,000	Morgan Stanley Emerging Markets Fund, Inc.	3,414,400

TOTAL CLOSED-END FUNDS

(identified cost $2,673,097)		3,414,400

EXCHANGE TRADED FUNDS-6.0%
75,000	iShares MSCI Germany Index Fund ETF	1,650,000
110,000	iShares MSCI South Korea Index ETF	5,883,900
60,000	iShares MSCI Switzerland Index ETF	1,368,600
230,000	WisdomTree India Earnings ETF	6,065,100

TOTAL EXCHANGE TRADED FUNDS

(identified cost $11,869,469)		14,967,600

SHORT TERM INVESTMENTS-5.7%
	Mutual Funds-3.7%
9,221,191	Federated Prime Obgligations Fund, Institutional Shares 7-Day Yield 0.215% (at net asset value)	9,221,191

	Federal Home Loan Bank-2.0%
$5,000,000	Federal Home Loan Bank Discount Notes, 0.117%, 10/29/2010	4,999,533

Shares/Principal Amount	Value
TOTAL SHORT TERM INVESTMENTS

(identified cost $14,220,724)	$14,220,724

TOTAL INVESTMENTS-100.0%
(identified cost $222,259,938)	248,486,644
OTHER ASSETS AND LIABILITIES-NET(2)-0.0%(3)	63,633

NET ASSETS-100.0%	$248,550,277

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.
(3)	Amount represents less than 0.05% of net assets.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2010.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK BALANCED FUND

Shares/Principal Amount		Value
COMMON STOCKS-62.1%
CONSUMER DISCRETIONARY-6.0%
	Auto Parts & Equipment-1.5%
5,000	Autoliv, Inc.	$326,650
10,000	BorgWarner, Inc.(1)	526,200

		852,850
	Automobile Manufacturers-0.5%
25,000	Ford Motor Co.(1)	306,000

	Computer & Electronics Retail-0.7%
10,000	Best Buy Co., Inc.	408,300

	Department Stores-0.5%
7,500	Nordstrom, Inc.	279,000

	Home Improvement Retail-1.5%
26,000	Home Depot, Inc.	823,680

	Restaurants-1.3%
10,000	McDonald’s Corp.	745,100

TOTAL CONSUMER DISCRETIONARY		3,414,930

CONSUMER STAPLES-6.1%
	Drugs Retail-0.5%
8,500	CVS Caremark Corp.	267,495

	Household Products-1.9%
10,000	Church & Dwight Co., Inc.	649,400
7,000	The Procter & Gamble Co.	419,790

		1,069,190
	Hypermarkets & Super Centers-1.0%
11,000	Wal-Mart Stores, Inc.	588,720

	Packaged Foods & Meats-1.4%
10,000	H.J. Heinz Co.	473,700
10,000	Kraft Foods, Inc.	308,600

		782,300
	Soft Drinks-1.3%
12,000	The Coca-Cola Co.	702,240

TOTAL CONSUMER STAPLES		3,409,945

ENERGY-6.1%
	Coal & Consumable Fuels-0.4%
5,000	Peabody Energy Corp.	245,050

	Equipment & Services-0.6%
5,000	Schlumberger, Ltd.	308,050

	Integrated Oil & Gas-3.8%
5,000	Chevron Corp.	405,250
12,000	Exxon Mobil Corp.	741,480

Shares/Principal Amount		Value
3,000	Murphy Oil Corp.	$185,760
5,000	Occidental Petroleum Corp.	391,500
7,000	Royal Dutch Shell PLC, ADR	422,100

		2,146,090
	Oil & Gas Equipment & Services-0.7%
12,000	Halliburton Co.	396,840

	Oil & Gas Storage & Transportation-0.6%
10,000	MarkWest Energy Partners LP	359,200

TOTAL ENERGY		3,455,230

FINANCIALS-8.3%
	Asset Management & Custody Banks-0.8%
12,000	AllianceBernstein Holding LP	316,920
12,500	Fifth Street Finance Corp.	139,250

		456,170

	Diversified Banks-3.1%
20,000	JPMorgan Chase & Co.	761,400
3,000	The Toronto-Dominion Bank	216,780
30,000	Wells Fargo & Co.	753,900

		1,732,080
	Industrial REITS-0.8%
18,000	AMB Property Corp.	476,460

	Other Diversified Financial Services-0.3%
50,000	Citigroup, Inc.(1)	195,000

	Regional Banks-0.4%
6,500	Commerce Bancshares, Inc.	244,335

	Residential REITS-1.3%
10,000	American Campus Communities, Inc.	304,400
8,000	Home Properties, Inc.	423,200

		727,600
	Retail REITS-0.6%
12,500	National Retail Properties, Inc.	313,875

	Specialized REITS-0.8%
10,000	Health Care REIT, Inc.	473,400

	Thrifts and Mortgages-0.2%
9,500	First Niagara Financial Group, Inc.	110,675

TOTAL FINANCIALS		4,729,595

HEALTH CARE-5.5%
	Biotechnology-0.6%
6,000	Celgene Corp.(1)	345,660

	Health Care Distributors-0.5%
4,300	McKesson Corp.	265,654

Shares/Principal Amount		Value
	Health Care Equipment-0.8%
9,000	Baxter International, Inc.	$429,390

	Health Care Services-0.9%
10,000	Medco Health Solutions, Inc.(1)	520,600

	Pharmaceuticals-2.7%
36,500	Bristol-Myers Squibb Co.	989,515
10,000	Teva Pharmaceutical Industries, Ltd., ADR	527,500

		1,517,015

TOTAL HEALTH CARE		3,078,319

INDUSTRIALS-8.1%
	Aerospace & Defense-2.3%
7,000	The Boeing Co.	465,780
10,000	Honeywell International, Inc.	439,400
11,000	MOOG, Inc., Class A(1)	390,610

		1,295,790
	Construction & Farm Machinery-1.2%
10,000	Deere & Co.	697,800

	Electrical Components & Equipment-2.0%
7,000	Cooper Industries, Ltd., Class A	342,510
8,000	Emerson Electric Co.	421,280
10,000	Woodward Governor Co.	324,200

		1,087,990
	Human Resources & Employment Services-0.7%
15,000	Robert Half International, Inc.	390,000

	Industrial Machinery-1.1%
7,800	Eaton Corp.	643,422

	Machinery-0.8%
6,200	Parker Hannifin Corp.	434,372

TOTAL INDUSTRIALS		4,549,374

INFORMATION TECHNOLOGY-12.6%
	Communications Equipment-1.2%
30,000	Cisco Systems, Inc.(1)	657,000

	Computer Hardware-5.3%
4,500	Apple, Inc.(1)	1,276,875
12,000	Hewlett-Packard Co.	504,840
9,000	International Business Machines Corp.	1,207,260

		2,988,975
	Internet Software & Services-1.3%
1,400	Google, Inc., Class A(1)	736,106

Shares/Principal Amount		Value
	IT Consulting & Other Services-0.8%
10,000	Accenture, Ltd., Class A	$424,900

	Semiconductors-2.3%
25,000	Intel Corp.	480,750
16,000	NVIDIA Corp.(1)	186,880
22,000	Texas Instruments, Inc.	597,080

		1,264,710

	Systems Software-1.7%
35,000	Oracle Corp.	939,750

TOTAL INFORMATION TECHNOLOGY		7,011,441

MATERIALS-5.3%
	Commodity Chemicals-0.2%
9,000	Calgon Carbon Corp.(1)	130,500

	Diversified Chemicals-2.5%
17,500	EI du Pont de Nemours & Co.	780,850
6,000	FMC Corp.	410,460
3,000	PPG Industries, Inc.	218,400

		1,409,710
	Industrial Gases-0.7%
5,000	Air Products & Chemicals, Inc.	414,100

	Paper Packaging-0.6%
10,000	Bemis Co., Inc.	317,500

	Steel-1.3%
14,000	Nucor Corp.	534,800
10,000	Steel Dynamics, Inc.	141,100

		675,900

TOTAL MATERIALS		2,947,710

TELECOMMUNICATION SERVICES-1.9%
	Integrated Telecommunication Services-1.5%
30,000	AT&T, Inc.	858,000

	Wireless Telecommunication Services-0.4%
10,000	Syniverse Holdings, Inc.(1)	226,700

TOTAL TELECOMMUNICATION SERVICES		1,084,700

UTILITIES-2.2%
	Electric Utilities-2.2%
12,000	American Electric Power Co., Inc.	434,760
25,000	Duke Energy Corp.	442,750
2,200	Entergy Corp.	168,366
2,800	ITC Holdings Corp.	174,300

		1,220,176

TOTAL UTILITIES		1,220,176

Shares/Principal Amount		Value
TOTAL COMMON STOCKS (identified cost $30,588,013)		$34,901,420

CLOSED-END FUNDS-0.5%
20,000	Morgan Stanley Emerging Markets Fund, Inc.	310,400

TOTAL CLOSED-END FUNDS

(identified cost $236,588)		310,400

EXCHANGE TRADED FUNDS-3.8%
7,000	iShares MSCI South Korea Index ETF	374,430
13,800	iShares MSCI Switzerland Index ETF	314,778
10,000	SPDR KBW Regional Banking ETF	229,100
15,000	Vanguard Emerging Markets ETF	681,000
20,000	WisdomTree India Earnings ETF	527,400

TOTAL EXCHANGE TRADED FUNDS

(identified cost $1,523,138)		2,126,708

PREFERRED STOCKS-2.8%
	Diversified Financial Services-0.4%
10,000	General Electric Capital Corp., 5.875%	251,800

	Insurance-0.3%
7,500	MetLife, Inc.	174,900

	Investment Banking & Brokerage-0.6%
16,000	The Goldman Sachs Group, Inc., Series A, 3.750%	340,000
	Other Diversified Financial Services-1.0%
10,000	Bank of America Corp., Series G, 3.000%	169,200
15,000	Bank of America Corp., Series J, 7.250%	376,950

		546,150
	Regional Banks-0.5%
10,000	PNC Capital Trust E, 7.750%	259,100

TOTAL PREFERRED STOCKS

(identified cost $1,541,514)		1,571,950

CONVERTIBLE CORPORATE BOND-0.9%
	Regional Banks-0.9%
$500,000	National City Corp., 4.000%, 2/1/2011	506,875

Shares/Principal Amount		Value
TOTAL CONVERTIBLE CORPORATE BOND

(identified cost $501,334)		$506,875

CORPORATE BONDS-12.2%
	Communications Equipment-2.1%
$1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,181,609

	Computer Hardware-2.2%
500,000	Hewlett-Packard Co., Sr. Unsecured Notes, 6.125%, 3/1/2014	578,413
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	665,362

		1,243,775
	Diversified Financial Services-1.8%
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 5.200%, 2/1/2011	507,948
500,000	General Electric Capital Corp., 3.500%, 6/29/2015	523,915

		1,031,863
	Health Care Equipment-1.0%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	548,664

	Integrated Telecommunication Services-1.8%
500,000	New Cingular Wireless Services, Inc., Sr. Unsecured Notes, 7.875%, 3/1/2011	514,978
450,000	Verizon New York, Inc., Sr. Unsecured Notes, 6.875%, 4/1/2012	485,529

		1,000,507
	Oil & Gas Exploration & Production-1.2%
605,000	XTO Energy, Inc., Sr. Unsecured Notes, 5.000%, 1/31/2015	695,283

	Railroads-1.0%
500,000	Union Pacific Corp., Sr. Unsecured Notes, 5.450%, 1/31/2013	546,901

	Specialty Stores-1.1%
500,000	Staples, Inc., Sr. Unsecured Notes, 9.750%, 1/15/2014	619,678

Shares/Principal Amount		Value
TOTAL CORPORATE BONDS

(identified cost $6,037,135)		$6,868,280

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-1.8%
	Federal Home Loan Mortgage Corp.-1.1%
$614,946	Series 2007-3354, Class FA, 0.807%, 8/15/2037, REMIC(2)	617,669

	Federal National Mortgage Association-0.7%
370,891	Series 2003-5, Class EL, 5.000%, 8/25/2022, REMIC	392,686

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(identified cost $982,936)		1,010,355

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-3.6%
	Federal Home Loan Mortgage Corp.-1.2%
33,064	Pool E84004, 6.000%, 6/1/2016	35,837
591,164	Pool J08414, 5.500%, 8/1/2023	636,549

		672,386
	Federal National Mortgage Association-2.3%
297,110	Pool 254831, 5.000%, 8/1/2023	315,887
893,305	Pool 256041, 5.500%, 12/1/2025	956,950

		1,272,837

	Government National Mortgage Association-0.1%
62,689	4.500%, 7/20/2039	62,765

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(identified cost $1,871,850)		2,007,988

U.S. GOVERNMENT AGENCY SECURITIES-5.4%
	Federal Home Loan Bank-0.9%
450,000	5.250%, 6/10/2022	537,886

	Federal Home Loan Banks-0.9%
500,000	3.000%, 9/29/2025(3)	496,894

Shares/Principal Amount		Value
	Federal National Mortgage Association-3.6%
$1,000,000	2.250%, 4/15/2015(3)	$1,000,834
1,000,000	5.500%, 10/5/2029	1,000,629

		2,001,463

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(identified cost $2,983,485)		3,036,243

MUNICIPAL BONDS-3.2%
	Alaska-1.0%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	534,410

	Florida-0.8%
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	464,776

	Michigan-0.5%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	282,595

	Virginia-0.9%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	531,145

TOTAL MUNICIPAL BONDS

(identified cost $1,727,038)		1,812,926

SHORT TERM INVESTMENTS-3.2%
	Mutual Funds-3.2%
1,814,936	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.215% (at net asset value)	1,814,936

TOTAL SHORT TERM INVESTMENTS

(identified cost $1,814,936)		1,814,936

TOTAL INVESTMENTS-99.5%
(identified cost $49,807,967)		55,968,081
OTHER ASSETS AND LIABILITIES- NET(4)-0.5%		264,525

NET ASSETS-100.0%		$56,232,606

(1)	Non-income producing security.
(2)	Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2010.
(4)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2010.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Co.

REIT - Real Estate Investment Trusts

REMIC - Real Estate Mortgage Investment Conduit

Sr. - Senior

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GOVERNMENT BOND FUND

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-25.8%
Federal Home Loan Mortgage Corp.-17.2%
$1,795,159	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	$1,923,786
1,259,951	Series 2005-2926, Class AB, 5.000%, 1/15/2019, REMIC	1,317,718
1,277,749	Series 2005-3000, Class FX, 0.557%, 4/15/2035, REMIC(1)	1,275,143
3,621,506	Series 2005-3005, Class EG, 5.000%, 8/15/2021, REMIC	3,687,110
2,041,146	Series 2005-3042, Class DH, 5.000%, 4/15/2024, REMIC	2,153,168
2,606,995	Series 2005-3044, Class HN, 5.000%, 1/15/2024, REMIC	2,727,915
1,794,940	Series 2005-3051, Class MC, 5.000%, 10/15/2024, REMIC	1,899,470
1,136,276	Series 2006-3197, Class AB, 5.500%, 8/15/2013, REMIC	1,166,993
1,744,951	Series 2007-3282, Class JE, 5.500%, 1/15/2026, REMIC	1,834,834
347,060	Series 2007-3342, Class FT, 0.707%, 7/15/2037, REMIC(1)	348,053
8,955,266	Series 2007-3349, Class FE, 0.747%, 7/15/2037, REMIC(1)	8,981,612
8,609,239	Series 2007-3354, Class FA, 0.807%, 8/15/2037, REMIC(1)	8,647,360
1,204,114	Series 2007-R013, Class AB, 6.000%, 12/15/2021, REMIC	1,243,551
1,561,199	Series 2008-R016, Class AM, 5.125%, 6/15/2018, REMIC	1,613,816
590,610	Series 2009-3540, Class KF, 1.307%, 11/15/2036, REMIC(1)	599,526

		39,420,055
954,352	Series 2005-2958, Class QJ, 4.000%, 4/15/2020,	996,997
2,801,446	Series 2005-3030, Class FL, 0.657%, 9/15/2035, (1)	2,798,563

		3,795,560
Federal National Mortgage Association-8.6%
4,170,464	Series 2006-35, Class FN, 0.756%, 10/25/2033 (1)	4,165,919
5,878,552	Series 2006-83, Class FG, 0.756%, 9/25/2036, REMIC(1)	5,904,535
5,726,535	Series 2007-85, Class FG, 0.756%, 9/25/2037, REMIC(1)	5,751,021

Shares/Principal Amount		Value
$3,518,166	Series 2008-12, Class C, 4.000%, 7/25/2035, REMIC	$3,618,803
2,254,648	Series 2008-12, Class D, 4.500%, 4/25/2036, REMIC	2,379,601

		21,819,879
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(identified cost $63,822,137)		65,035,494

U.S. GOVERNMENT AGENCY -MORTGAGE BACKED SECURITIES-24.1%
Federal Home Loan Mortgage Corp.-2.6%
3,536,002	Pool C90993, 5.500%, 10/1/2026	3,768,098
2,544,105	Pool G30387, 5.500%, 2/1/2028	2,704,989

		6,473,087
Federal National Mortgage Association-21.5%
2,315,523	Pool 255857, 5.500%, 8/1/2025	2,480,497
5,218,936	Pool 255994, 5.500%, 11/1/2025	5,610,079
7,816,416	Pool 256041, 5.500%, 12/1/2025	8,373,313
2,404,325	Pool 256083, 6.000%, 1/1/2026	2,613,381
1,210,364	Pool 256198, 5.500%, 4/1/2026	1,296,599
3,187,751	Pool 256272, 5.500%, 6/1/2026	3,404,069
3,634,078	Pool 256275, 6.000%, 6/1/2026	3,938,613
1,122,008	Pool 256311, 6.000%, 7/1/2026	1,216,032
3,771,937	Pool 256351, 6.000%, 8/1/2026	4,088,025
2,025,392	Pool 256555, 5.500%, 1/1/2027	2,162,833
2,258,002	Pool 256751, 5.500%, 6/1/2027	2,411,228
2,242,497	Pool 256752, 6.000%, 6/1/2027	2,421,310
2,249,959	Pool 256803, 6.000%, 7/1/2027	2,429,366
2,771,408	Pool 256852, 6.000%, 8/1/2027	2,992,395
2,728,885	Pool 257132, 5.000%, 3/1/2028	2,884,218
2,928,987	Pool 831505, 5.500%, 4/1/2026	3,127,745
2,631,952	Pool 972080, 5.000%, 2/1/2023	2,794,185

Shares/Principal Amount		Value
		$54,243,888
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(identified cost $56,418,412)		60,716,975

U.S. GOVERNMENT AGENCY SECURITIES-31.3%
	Federal Agricultural Mortgage Corp.-1.3%
$3,000,000	5.125%, 4/19/2017(2)	3,380,868

	Federal Home Loan Banks-6.0%
5,000,000	1.450%, 4/27/2015(1)	5,001,190
5,000,000	3.000%, 7/21/2025(1)	5,048,635
5,000,000	3.000%, 9/29/2025(3)	4,968,935

		15,018,760

	Federal National Mortgage Association-24.0%
5,000,000	6.000%, 3/9/2020	5,246,235
12,000,000	5.875%, 4/26/2021	12,341,484
5,000,000	5.375%, 4/11/2022	5,312,045
5,000,000	5.780%, 6/7/2022	5,387,860
5,000,000	5.125%, 8/19/2024	5,162,630
2,400,000	5.800%, 2/9/2026	2,438,724
1,500,000	6.125%, 8/17/2026	1,564,383
7,500,000	5.945%, 6/7/2027	7,749,510
5,990,000	6.318%, 6/15/2027	6,498,563
7,500,000	5.987%, 6/21/2027	7,583,625
1,000,000	5.953%, 6/21/2027	1,036,718

		60,321,777

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(identified cost $77,897,118)		78,721,405

MUNICIPAL BONDS-10.9%
	Alaska-0.4%
880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	946,255

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,086,720

	Colorado-0.4%
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,072,860

Shares/Principal Amount		Value
	Illinois-1.5%
$1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	$1,118,770
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	506,215
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,061,720
1,000,000	Will Grundy Etc. Counties Community College District No. 525, Build America General Obligation Bonds, 6.650%, 1/1/2026	1,123,130

		3,809,835
	Indiana-0.2%
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	496,870

	Kansas-0.6%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	481,032
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	221,100
380,000	5.500%, 9/1/2023	420,531
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	327,576

		1,450,239
	Kentucky-1.3%
500,000	Boone County School District Finance Corp., School Building Revenue Bonds, 5.750%, 6/1/2027	518,710
1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	1,083,960
500,000	Lexington-Fayette Urban County Government, General Obligation, Pension Funding Bonds, Series B, 5.750%, 2/1/2025	554,535

Shares/Principal Amount		Value
	Nelson County School District Finance Corp., School Building, Build America Revenue Bonds:
$500,000	5.300%, 12/1/2024	$532,420
500,000	5.500%, 12/1/2025	535,985

		3,225,610

	Michigan-1.0%
570,000	City of Lansing MI, Build America General Obligation Bonds, 6.350%, 5/1/2023	630,625
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	885,505
1,000,000	Holland School District, Build America General Obligation Bonds, 6.030%, 5/1/2024	1,043,520

		2,559,650

	Minnesota-0.2%
500,000	Lake City Independent School District No. 813 Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	531,465

	Missiouri-0.7%
1,620,000	County of St Charles MO, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,737,353

	Ohio-2.0%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,325,687
1,000,000	Austintown Ohio Local School District, General Obligation Bonds, 5.327%, 9/1/2027	1,002,820
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	552,655
900,000	Findlay City School District, Build America General Obligation Bonds, Series B, 5.450%, 12/1/2024	955,197
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	188,465
260,000	5.500%, 12/1/2022	277,644

Shares/Principal Amount		Value
$580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	611,680

		4,914,148

	Oregon-0.7%
1,000,000	Oregon State Department of Administrative Services Lottery, Revenue Bonds, 5.375%, 4/1/2021	1,062,310
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	806,505

		1,868,815

	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	951,788

	Texas-0.2%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	524,790

	Utah-0.6%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	541,845
1,000,000	Tooele County Utah School District Municipal Building Authority, Revenue Bonds, 5.625%, 6/1/2027	1,021,210

		1,563,055

	Wisconsin-0.3%
	City of Eau Claire, Build America General Obligation Bonds:
310,000	4.900%, 4/1/2025	321,916
325,000	5.000%, 4/1/2026	336,928

		658,844

TOTAL MUNICIPAL BONDS

(identified cost $26,273,944)		27,398,297

SHORT TERM INVESTMENTS-6.0%
	Mutual Funds-2.0%
5,054,579	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.215% (at net asset value)	5,054,579

Shares/Principal Amount		Value
	Federal Home Loan Bank-4.0%
$10,000,000	Federal Home Loan Bank Discount Notes, 0.180%, 11/30/2010	$9,997,000

TOTAL SHORT TERM INVESTMENTS

(identified cost $15,051,579)		15,051,579

TOTAL INVESTMENTS-98.1%
(identified cost $239,463,190)		246,923,750
OTHER ASSETS AND LIABILITIES-NET(4)-1.9%		4,771,759

NET ASSETS-100.0%		$251,695,509

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $3,380,868 or 1.3% of net assets.

(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2010.
(4)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2010.

The	following acronyms are used throughout this portfolio:

REMIC	- Real Estate Mortgage Investment Conduit

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Shares/Principal Amount		Value
MUNICIPAL BONDS-96.7%
	Idaho-1.0%
$835,000	Idaho Housing & Finance Association Revenue Bonds, 4.375%, 7/1/2025	$859,098

	Iowa-0.6%
500,000	Central Community School District of Clinton County Revenue Bonds, 4.500%, 7/1/2024	518,745

	Kentucky-0.5%
425,000	Kentucky State Property & Buildings Commission Revenue Bonds (Agency Fund Project No. 81), 5.000%, 11/1/2015	470,441

	North Dakota-1.1%
990,000	North Dakota Housing Finance Agency Revenue Bonds (Home Mortgage Finance Project), 4.750%, 7/1/2026	1,034,590

	Pennslyvania-1.9%
1,170,000	New Kensington Municipal Sanitary Authority Revenue Bonds, 4.100%, 12/1/2026	1,174,013
500,000	Pennsylvania Higher Educational Facilties Authority Revenue Bonds (University of Pittsburgh Medical Center), 3.150%, 5/15/2016	524,400

		1,698,413
	South Carolina-0.2%
145,000	South Carolina State Housing Finance & Development Authority Revenue Bonds, 2.800%, 7/1/2016	147,308

	Texas-3.2%
1,000,000	Harris County Texas Municipal Utility District No 368 General Obligation Bonds, 5.500%, 9/1/2036	1,085,830
675,000	Remington Municipal Utility District No. 1 General Obligation Unlimited Bonds, 4.000%, 9/1/2021	701,831

Shares/Principal Amount		Value
$1,000,000	Spring Branch Texas Independent School District General Obligation Bonds, 5.250%, 2/1/2038	$1,094,280

		2,881,941

	Virginia-0.9%
765,000	Virginia Housing Development Authority Revenue Bonds, 4.500%, 7/1/2024	792,418

	West Viginia-87.3%
1,170,000	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.375%, 5/1/2022	1,205,264
495,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 4.750%, 12/1/2019	505,633
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project), Series A, 4.700%, 12/1/2024, (NATL-RE)	853,867
250,000	Berkeley County, West Virginia, Public Service District Revenue Bonds, 4.250%, 12/1/2024	257,338
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
470,000	Series A, 4.700%, 10/1/2016	474,564
815,000	Series A, 5.000%, 10/1/2022	817,233
400,000	Series A, 4.650%, 10/1/2025	394,900
700,000	Series A, 4.650%, 3/1/2037	601,958
135,000	Series B, 4.800%, 10/1/2025	135,019
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	647,392
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
200,000	Series A, 3.400%, 10/1/2014	206,562
205,000	Series A, 3.600%, 10/1/2015	213,266
200,000	Series A, 3.800%, 10/1/2016	208,116
1,200,000	Charleston, West Virginia, Urban Renewal Authority Lease Revenue Bonds, 5.300%, 12/15/2022	1,239,252
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
150,000	3.000%, 10/1/2013	149,829

Shares/Principal Amount		Value
$150,000	3.500%, 10/1/2016	$150,751
230,000	4.000%, 10/1/2020	230,412
1,000,000	Clarksburg, West Virginia, Water Revenue Bonds, 5.250%, 9/1/2019, (NATL-RE FGIC)	1,058,840
800,000	County of Greenbrier, West Virginia, Tax Increment Revenue Bonds, 4.500%, 6/1/2013	798,968
	Fairmont State College, West Virginia, College Revenue Bonds:
1,000,000	Series 2003-A, 5.250%, 6/1/2022	1,039,580
1,460,000	Series 2003-A, 5.000%, 6/1/2032	1,501,931
	Fairmont, West Virginia, Waterworks Revenue Bonds:
500,000	Series 1999, 5.250%, 7/1/2017, (AMBAC)	505,440
1,235,000	Series 1999, 5.000%, 7/1/2019, (AMBAC)	1,237,532
1,240,000	Grant County, West Virginia, County Commission Hospital Revenue Bonds (Grant Memorial Hospital), Series C, 5.350%, 10/1/2019, (FSA)	1,242,939
1,055,000	Kanawha County, West Virginia, Building Commission Revenue Bonds (Judicial Annex Lease), Series A, 5.000%, 12/1/2018	1,056,983
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021	1,334,459
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,115,950
1,000,000	Mason County, West Virginia, Pollution Control Revenue Bonds (Appalachian Power Co. Project), Series L, 5.500%, 10/1/2022	1,013,520
1,135,000	Monongalia County, West Virginia, Board of Education General Obligation Unlimited Bonds, 6.000%, 5/1/2011, (NATL-RE)	1,167,824
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
1,085,000	Series A, 5.250%, 7/1/2020	1,133,901
500,000	Series A, 5.000%, 7/1/2030	495,320
525,000	Series A, 5.250%, 7/1/2035	525,829

Shares/Principal Amount		Value
$500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016	$527,925
180,000	Ohio County, West Virginia, Board of Education General Obligation Unlimited Bonds, 5.000%, 6/1/2013, (MBIA)	180,470
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
500,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	537,585
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	517,940
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,323,630
1,075,000	Raleigh, Fayette & Nicholas Counties, West Virginia, Special Obligation Bonds, 6.250%, 8/1/2011	1,110,271
1,310,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015	1,374,295
355,000	Weirton, West Virginia, Municipal Hospital Building Commission Revenue Bonds (Weirton Medical Center), Series A, 5.250%, 12/1/2011	357,623
	West Liberty State College, West Virginia, Revenue Bonds (Dormitory):
1,240,000	6.000%, 6/1/2023	1,338,332
365,000	Series A, 4.800%, 6/1/2012	367,070
900,000	Series A, 6.125%, 6/1/2028	962,433
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,000,000	Series A, 5.250%, 7/1/2012, (AMBAC)	1,054,360
750,000	Series A, 5.375%, 7/1/2018	821,670
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,299,250
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public):
1,000,000	Series A, 5.500%, 6/1/2016	1,074,380
500,000	Series A, 5.000%, 6/1/2026	518,465

Shares/Principal Amount		Value
$700,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety), Series A, 5.000%, 6/1/2029	$719,236
580,000	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection), 4.750%, 11/1/2012	623,001
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	964,004
860,000	4.750%, 6/1/2022	900,506
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
260,000	Series A, 3.000%, 8/1/2014	272,158
150,000	Series A, 3.000%, 8/1/2015	156,157
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	604,354
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia University Foundation Waterfront), Series B, 5.000%, 7/15/2022	1,041,040
	West Virginia Economic Development Authority Revenue Bonds:
500,000	5.000%, 7/15/2019	524,530
1,000,000	3.750%, 6/15/2023	1,017,070
	West Virginia Higher Education Interim Governing Board University Revenue Bonds (Marshall University):
720,000	Series A, 5.000%, 5/1/2020	727,272
1,250,000	Series A, 5.000%, 5/1/2021	1,262,413
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
2,315,000	Series B, 5.000%, 4/1/2018	2,550,389
1,000,000	Series B, 5.000%, 4/1/2024	1,073,670
2,000,000	West Virginia Higher Education Policy Commission Revenue Bonds (University Facilities), Series A, 5.000%, 4/1/2012	2,116,700

Shares/Principal Amount		Value
$1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	$1,084,498
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCS Improvement), Series D, 5.375%, 6/1/2028	1,077,510
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026	302,670
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	497,727
200,000	3.000%, 7/1/2018	203,320
450,000	4.250%, 7/1/2018	499,729
2,000,000	West Virginia School Building Authority Lottery Revenue Bonds (Capital Improvement), 5.250%, 7/1/2012	2,143,980
810,000	West Virginia State Road General Obligation Bonds, 5.000%, 6/1/2024	890,960
	West Virginia University Revenue Bonds (West Virginia University Project):
1,000,000	Series A, 5.500%, 4/1/2016, (MBIA)	1,156,860
500,000	Series B, 5.000%, 10/1/2021	541,045
1,000,000	Series C, 5.000%, 10/1/2026	1,065,740
1,275,000	Series C, 5.000%, 10/1/2027	1,354,891
500,000	Series C, 5.000%, 10/1/2034, (FSA)	517,890
1,000,000	Series C, 5.000%, 10/1/2034	1,032,060
2,000,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 4.400%, 10/1/2018	2,071,740
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023	1,174,017
500,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series A-1, 5.250%, 11/1/2023	528,290
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
1,000,000	Series A-II, 5.000%, 11/1/2025	1,059,590
900,000	Series A-II, 4.250%, 11/1/2026	917,253

Shares/Principal Amount		Value
$500,000	Series B, 5.250%, 11/1/2023, (AMBAC)	$529,160
1,000,000	Series B, 5.000%, 11/1/2029	1,037,970
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (FSA)	548,690
1,000,000	Series B-IV, 5.125%, 11/1/2024	1,069,140
650,000	Series B-IV, 4.750%, 11/1/2035	658,749
395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure), Series A, zero coupon, 11/1/2021	266,668
500,000	West Virginia, General Obligation Unlimited Bonds (State Road), 5.000%, 6/1/2021	555,295
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
700,000	Series A, 3.500%, 6/1/2016	739,340
500,000	Series A, 4.250%, 6/1/2026, (FSA)	519,590
500,000	Series A, 4.750%, 6/1/2036, (FSA)	516,740

		77,999,683
TOTAL MUNICIPAL BONDS

(identified cost $83,138,856)		86,402,637

SHORT TERM INVESTMENTS-2.0%
	Mutual Funds-2.0%
1,805,640	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.215% (at net asset value)	1,805,640

TOTAL SHORT TERM INVESTMENTS

(identified cost $1,805,640)		1,805,640

TOTAL INVESTMENTS-98.7%
(identified cost $84,944,496)		88,208,277
OTHER ASSETS AND LIABILITIES-NET(1)-1.3%		1,119,788

NET ASSETS-100.0%		$89,328,065

(1)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2010.

The following acronyms are used throughout this portfolio:

ARC - Auction Rate Certification

Insurers:

AMBAC - AMBAC Indemnity Corp.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Co.

NATL-RE - National Real Estate

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

September 30, 2010 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective

WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation

WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation

WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income

WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund pays its own expenses.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

The accompanying financial statement information was prepared in accordance with GAAP in the United States, which requires the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•

Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•

With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•

Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Funds’ investments carried at fair value:

Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$57,977,380	$—	$—	$57,977,380
Short Term Investments	2,471,162	999,679	—	3,470,841

TOTAL	$60,448,542	$999,679	$—	$61,448,221

Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$215,883,920	$—	$—	$215,883,920
Closed End Funds	3,414,400	—	—	3,414,400
Exchange Traded Funds	14,967,600	—	—	14,967,600
Short Term Investments	9,221,191	4,999,533	—	14,220,724

TOTAL	$243,487,111	$4,999,533	$—	$248,486,644

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$34,901,420	$—	$—	$34,901,420
Closed-End Funds	310,400	—	—	310,400
Exchange Traded Funds	2,126,708	—	—	2,126,708
Preferred Stocks	1,571,950	—	—	1,571,950
Convertible Corporate Bonds	—	506,875	—	506,875
Corporate Bonds	—	6,868,280	—	6,868,280
U.S. Government Agency - Collateralized Mortgage Obligations	—	1,010,355	—	1,010,355
U.S. Government Agency - Mortgage Backed Securities	—	2,007,988	—	2,007,988
U.S. Government Agency Securities	—	3,036,243	—	3,036,243
Municipal Bonds	—	1,812,926	—	1,812,926
Short Term Investments	1,814,936	—	—	1,814,936

TOTAL	$40,725,414	$15,242,667	$—	$55,968,081

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$—	$65,035,494	$—	$65,035,494
U.S. Government Agency - Mortgage Backed Securities	—	60,716,975	—	60,716,975
U.S. Government Agency Securities	—	78,721,405	—	78,721,405
Municipal Bonds	—	27,398,297	—	27,398,297
Short Term Investments	5,054,579	9,997,000	—	15,051,579

TOTAL	$5,054,579	$241,869,171	$—	$246,923,750

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$—	$86,402,637	$—	$86,402,637
Short Term Investments	1,805,640	—	—	1,805,640

TOTAL	$1,805,640	$86,402,637	$—	$88,208,277

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2010. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed industry descriptions, see the accompanying Portfolio of Investments.

3. Unrealized Appreciation/(Depreciation)

At September 30, 2010 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Small Company Growth Fund
Aggregate tax cost	$52,934,322

Gross unrealized appreciation	$10,240,617
Gross unrealized depreciation	(1,726,718)

Net unrealized appreciation	$8,513,899

Growth Fund
Aggregate tax cost	$222,299,248

Gross unrealized appreciation	$32,895,486
Gross unrealized depreciation	(6,708,090)

Net unrealized appreciation	$26,187,396

Balanced Fund
Aggregate tax cost	$49,776,276

Gross unrealized appreciation	$7,045,910
Gross unrealized depreciation	(854,105)

Net unrealized appreciation	$6,191,805

Government Bond Fund
Aggregate tax cost	$239,463,190

Gross unrealized appreciation	$7,511,007
Gross unrealized depreciation	(50,447)

Net unrealized appreciation	$7,460,560

West Virginia Municipal Bond Fund
Aggregate tax cost	$84,824,981

Gross unrealized appreciation	$3,487,929
Gross unrealized depreciation	(104,633)

Net unrealized appreciation	$3,383,296

4. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 29, 2010

By:	/s/ David B. Ellwood
David B. Ellwood
Vice President, Treasurer and Chief Financial Officer

Date:	November 29, 2010